VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—0.5%
Fox Corp. Class B	61,774	$ 3,256
Consumer Discretionary—7.7%
ANTA Sports Products Ltd. Unsponsored ADR	19,026	5,250
Aptiv plc(1)	105,303	6,265
Five Below, Inc.(1)	40,159	3,009
JD.com, Inc. ADR	355,701	14,626
Lululemon Athletica, Inc.(1)	13,930	3,943
Rollins, Inc.	103,713	5,604
Under Armour, Inc. Class A(1)	917,952	5,737
Winnebago Industries, Inc.	87,257	3,007
		47,441

Consumer Staples—1.9%
Tyson Foods, Inc. Class A	179,496	11,454
Energy—5.7%
Coterra Energy, Inc.	121,186	3,502
Devon Energy Corp.	193,080	7,221
HF Sinclair Corp.	96,133	3,161
Matador Resources Co.	202,449	10,343
Ovintiv, Inc.	157,951	6,760
Schlumberger N.V.	96,325	4,027
		35,014

Financials—21.3%
Citizens Financial Group, Inc.	142,720	5,847
Commerce Bancshares, Inc.	194,935	12,131
East West Bancorp, Inc.	67,786	6,085
First Financial Bankshares, Inc.	347,918	12,497
Hanover Insurance Group, Inc. (The)	53,334	9,278
Independent Bank Corp.	97,993	6,139
Jack Henry & Associates, Inc.	34,437	6,288
Lakeland Financial Corp.	99,718	5,927
M&T Bank Corp.	22,456	4,014
MarketAxess Holdings, Inc.	56,481	12,220
MSCI, Inc. Class A	10,486	5,930
Northern Trust Corp.	60,799	5,998
PNC Financial Services Group, Inc. (The)	35,245	6,195
Ryan Specialty Holdings, Inc. Class A	76,490	5,650
T. Rowe Price Group, Inc.	60,075	5,519
Truist Financial Corp.	287,387	11,826
U.S. Bancorp	207,536	8,762
		130,306

Health Care—9.7%
Addus HomeCare Corp.(1)	35,264	3,487
BioMarin Pharmaceutical, Inc.(1)	71,489	5,054
Bio-Techne Corp.	74,460	4,366
Bruker Corp.	59,562	2,486
Exelixis, Inc.(1)	147,471	5,445
Globus Medical, Inc. Class A(1)	74,484	5,452
HCA Healthcare, Inc.	20,416	7,055
	Shares	Value

Health Care—continued
IQVIA Holdings, Inc.(1)	32,811	$ 5,785
Jazz Pharmaceuticals plc(1)	24,023	2,982
Merit Medical Systems, Inc.(1)	59,706	6,311
Veeva Systems, Inc. Class A(1)	23,487	5,440
Zimmer Biomet Holdings, Inc.	50,555	5,722
		59,585

Industrials—12.7%
AeroVironment, Inc.(1)	28,127	3,352
Alaska Air Group, Inc.(1)	101,271	4,985
Allegion plc	47,381	6,181
AMETEK, Inc.	34,428	5,926
C.H. Robinson Worldwide, Inc.	48,873	5,005
ExlService Holdings, Inc.(1)	65,730	3,103
Genpact Ltd.	122,181	6,156
JBT Marel Corp.	73,155	8,940
L3Harris Technologies, Inc.	28,990	6,068
MonotaRO Co., Ltd. Unsponsored ADR	159,568	2,973
Oshkosh Corp.	50,596	4,760
RB Global, Inc.	39,196	3,931
Stanley Black & Decker, Inc.	72,066	5,540
Toro Co. (The)	77,271	5,622
Xylem, Inc.	46,755	5,585
		78,127

Information Technology—3.9%
ANSYS, Inc.(1)	20,460	6,477
MKS Instruments, Inc.	46,575	3,733
Skyworks Solutions, Inc.	64,434	4,164
Tyler Technologies, Inc.(1)	6,650	3,866
VeriSign, Inc.(1)	21,896	5,559
		23,799

Materials—7.9%
Ashland, Inc.	54,142	3,210
Axalta Coating Systems Ltd. (1)	96,649	3,206
Ball Corp.	110,422	5,750
DuPont de Nemours, Inc.	80,297	5,996
Eastman Chemical Co.	66,788	5,885
FMC Corp.	115,601	4,877
Franco-Nevada Corp.	40,545	6,388
Kaiser Aluminum Corp.	90,246	5,471
Newmont Corp.	85,659	4,136
Vale S.A. Class B Sponsored ADR	369,692	3,689
		48,608

Real Estate—15.8%
Alexandria Real Estate Equities, Inc.	132,444	12,252
American Tower Corp.	29,046	6,320
Americold Realty Trust, Inc.	256,426	5,503
CoStar Group, Inc.(1)	46,366	3,674
Crown Castle, Inc.	34,872	3,635
Digital Realty Trust, Inc.	21,053	3,017
Douglas Emmett, Inc.	241,306	3,861
Equity Residential	86,754	6,210
	Shares	Value

Real Estate—continued
Essex Property Trust, Inc.	20,311	$ 6,227
First Industrial Realty Trust, Inc.	111,527	6,018
Getty Realty Corp.	180,818	5,638
Invitation Homes, Inc.	158,643	5,529
Mid-America Apartment Communities, Inc.	37,781	6,331
PotlatchDeltic Corp.	89,097	4,020
Rexford Industrial Realty, Inc.	310,861	12,170
SBA Communications Corp. Class A	30,723	6,759
		97,164

Utilities—11.8%
AES Corp. (The)	557,511	6,924
Ameren Corp.	63,158	6,341
American Water Works Co., Inc.	101,410	14,960
Essential Utilities, Inc.	170,658	6,746
Evergy, Inc.	91,986	6,343
Eversource Energy	203,564	12,643
NextEra Energy, Inc.	82,306	5,835
WEC Energy Group, Inc.	116,482	12,694
		72,486

Total Common Stocks (Identified Cost $575,334)		607,240

Total Long-Term Investments—98.9% (Identified Cost $575,334)		607,240

TOTAL INVESTMENTS—98.9% (Identified Cost $575,334)		$607,240
Other assets and liabilities, net—1.1%		6,499
NET ASSETS—100.0%		$613,739

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
China	3
Canada	2
Jersey	1
Bermuda	1
Curaçao	1
Brazil	1
Other	1
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$607,240	$607,240
Total Investments	$607,240	$607,240
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
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